Related Party Transactions (Details Textual) (USD $)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended					6 Months Ended	3 Months Ended				6 Months Ended				6 Months Ended					1 Months Ended
	Oct. 31, 2013	Sep. 26, 2012	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Mar. 31, 2014	Aug. 29, 2013	Jun. 30, 2014 Villas at Oak Crest [Member]	Mar. 31, 2014 Fund LOC [Member]	Jun. 30, 2014 Bluerock Multifamily Advisor, LLC [Member]	Mar. 31, 2014 Bluerock Multifamily Advisor, LLC [Member]	Jun. 30, 2013 Bluerock Multifamily Advisor, LLC [Member]	Jun. 30, 2014 Bluerock Multifamily Advisor, LLC [Member]	Jun. 30, 2013 Bluerock Multifamily Advisor, LLC [Member]	Jun. 30, 2014 Management Fee [Member] Manager [Member]	Dec. 31, 2013 Management Fee [Member] Manager [Member]	Jun. 30, 2014 Nonvoting Convertible Stock [Member]	Mar. 26, 2014 Nonvoting Convertible Stock [Member]	Dec. 31, 2013 Nonvoting Convertible Stock [Member]	Dec. 31, 2012 Nonvoting Convertible Stock [Member]	Jun. 30, 2014 Common Class A [Member]	Oct. 31, 2013 Minimum [Member]	Sep. 26, 2012 Minimum [Member]	Oct. 31, 2013 Maximum [Member]	Sep. 26, 2012 Maximum [Member]
Related Party Transaction [Line Items]
Payments For Related Party Transactions													$ 186,688
Line of credit outstanding			0		0		7,571,223	11,935,830		7,571,223
Business Combination, Step Acquisition, Equity Interest in Acquiree, Fair Value												302,763
Organizational and Offering Costs							2,396,605
Maximum Percentage Reimbursement Of Organizational and Offering Costs							15.00%
Offering Costs Charged To Stockholders Equity							3,622,471		49,931
Advisory Agreement, Expiry Date							Oct. 14, 2014
Asset Management Fees, Description		asset management fee from one-twelfth of 1.0% of the higher of the cost or the value of each asset to one-twelfth of 0.65% of the higher of the cost or the value of each asset
Acquisition And Disposition Expenses			3,148,729	65,462	3,967,789	143,018								2,117,237		0	2,187,183	77,556
Percentage Of Financing Fees Receivable																										0.25%		1.00%
Sales Price Percentage	1.50%						1.50%
Selling Commission Percentage	50.00%						50.00%
Percentage Exceed In Contract Sales Price	6.00%
Percentage Exceed Relates To Operating Expenses					2.00%		2.00%	2.00%
Percentage Determined For Net Income					25.00%		25.00%
Convertible Preferred Stock, Shares Issued upon Conversion							1,000
Excess Of Cumulative Percentage							15.00%
Cumulative Percentage							8.00%
Oversight Fee Percentage					1.00%		1.00%
Related Party Transaction Acquisition Fee Percentage																											1.75%		2.50%
Due from affiliates			37,082		37,082		514,414	5,024
Line of Credit Facility, Periodic Payment							1,949,038
Sale of joint venture equity interest for affiliate							8,300,000				5,524,412
Outstanding accounts Payable Paid By Advisor							645,000
Reimbursement Of Organizational And Offering Costs									508,000
Reimbursement Of Organizational And Offering Costs Exceeded Percentage							15.00%
Reimbursed Organizational And Offering Costs Recorded As Receivable							508,000
Total related party payable			1,417,054		1,417,054		2,341,424	1,822,567											217,965	0
Management fee expense			340,676		340,676
Cost of Reimbursable Expense							539,990	295,069
Outstanding Accounts Receivable From Advisor							508,000
Preferred Stock, Shares Issued							0	0													0	1,000	1,000	1,000
Preferred Stock, Par Or Stated Value Per Share (in dollars per share)							$ 0.01	$ 0.01													$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, Dividend Rate, Percentage																					8.00%
Related Party Transaction Reimbursed Costs															508,000
Due From Affiliates Excluding Former Advisor			37,082		37,082		8,960
Compensation Percent Of Stockholders Equity			0.25%		0.25%																				1.50%
Compensation Incentive Fee Adjusted Funds From Operations Term					12 months
Compensation Incentive Fee Weighted Average Issue Price Term					12 months
Compensation Incentive Fee Prior Compensation Period Term					12 months
Incentive fee, period after IPO					12 months
Management Agreement Period Prior To Employee Termination					12 months
Management Agreement Termination Notification Period					180 days
Management Agreement Termination Period With Written Notice From The Board					30 days
Management Agreement, Agreement Termination Minimum Stockholders Equity			250,000,000		250,000,000
Management Agreement Default Period					30 days
Management Agreement Manager Termination Notice Period					60 days
Compensation Incentive Fee Product Percentage			20.00%		20.00%
Compensation Incentive Fee Base Percentage			8.00%		8.00%
Due to Affiliates Excluding Manager and Former Advisor			311,690		311,690		17,748
Acquisition and Disposition Fees							$ 274,411	$ 3,426,267